Employee Benefit Plan, Fair Value and NAV (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,001,987	$ 936,883
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,001,987	936,883
Fair Value, Inputs, Level 1 | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	25,919	29,371
Fair Value, Inputs, Level 1 | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	846,945	736,897
Fair Value, Inputs, Level 1 | Common Stock - ONE Gas, Inc. [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	65,614	65,689
Fair Value, Inputs, Level 1 | Common Stock - ONEOK, Inc. [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	63,509	104,926
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Common Stock - ONE Gas, Inc. [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Common Stock - ONEOK, Inc. [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Common Stock - ONE Gas, Inc. [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Common Stock - ONEOK, Inc. [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,001,987	936,883
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	25,919	29,371
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	846,945	736,897
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Common Stock - ONE Gas, Inc. [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	65,614	65,689
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Common Stock - ONEOK, Inc. [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 63,509	$ 104,926